Average Annual Total Returns{- Fidelity New York Municipal Income Fund} - 01.31 Fidelity New York Municipal Income Fund Retail PRO-09 - Fidelity New York Municipal Income Fund	Fidelity New York Municipal Income Fund Return Before Taxes Past 1 year	Fidelity New York Municipal Income Fund Return Before Taxes Past 5 years	Fidelity New York Municipal Income Fund Return Before Taxes Past 10 years	Fidelity New York Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity New York Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity New York Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity New York Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity New York Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity New York Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB034 Past 1 year	LB034 Past 5 years	LB034 Past 10 years
Total	2.75%	4.06%	3.66%	2.58%	3.92%	3.54%	2.64%	3.71%	3.48%	1.52%	4.17%	3.72%	2.06%	4.29%	3.93%